Significant Accounting Policies (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) contract	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) contract	Dec. 31, 2013 USD ($) contract
Significant Accounting Policies (Textual) [Abstract]
Number of derivative contracts outstanding | contract	0	0	0	0
Allowance for doubtful accounts	$ 53,770	$ 49,420	$ 53,770	$ 54,460
Inventory valuation reserves	90,712	91,217	90,712	97,523
Accumulated amortization of finite-lived intangible assets	303,902	323,929	303,902	279,102
Amounts outstanding under standby letter of credit agreements	23,442	45,407	23,442	25,896
Cumulative other comprehensive loss included adjustments for foreign currency translation	354,384	482,629	354,384	250,943
Prior service costs and net actuarial losses related to pension and other postretirement benefit plans	118,167	104,346	118,167	70,611
Unrealized net gains (losses) on marketable equity securities and derivative instruments used in cash flow hedges	593	(120)	593	510
Research and development costs included in technical expenditures		57,667	50,019	47,042
Advertising cost		$ 338,188	299,201	$ 262,492
Titanium Dioxide Antitrust Litigation [Member]
Loss Contingencies [Line Items]
Settlement gain related to litigation settlement	$ 21,420		$ 21,420